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            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                          FORM 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

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1   Name and Address of Issuer:
    Principal Variable Contracts Fund, Inc.
    The Principal Financial Group
    Des Moines, IA  50392-2080

2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
    -------------------
            X
    -------------------

3   Investment Company Act File Number:         811-01944
    Securities Act File Number:                 02-35570

4 a Last day of fiscal year for which this notice if filed:
    December 31, 2006

4 b Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
    -------------------
           N/A
    -------------------
    Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 c Check box if this is the last time the issuer will be filing this Form.
    -------------------
           N/A
    -------------------

5   Calculation of registration fee:

    (i)     Aggregate sale price of securities sold
            during the fiscal year in reliance on rule 24f-2:                                                                $0

    (ii)    Aggregate price of shares redeemed or
            repurchased during the fiscal year:                                                       0

    (iii)   Aggregate price of shares redeemed or
            repurchased during any prior fiscal year
            ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees
            payable to the Commission:                                                                0

    (iv)    Total available redemption credits
            [Add items 5(ii)                                                                                                  0
            and 5(iii)]:


    (v)     Net Sales - If Item 5(i) is greater than
            Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                                                                             0

  -----------------------------------------------------------------------------------------------------------

    (vi)    Redemption credits available for use in
            future years
            -- if Item 5(i) is less than Item 5(iv)
            [subtract Item
            5(iv) from Item                                                                         N/A
            5(i)]"

  -----------------------------------------------------------------------------------------------------------

    (vii)   Multiplier for determining registration fee
            (See
            Instruction c.9):                                                                                         0.0000307

    (viii)  Registration fee due [Multiply Item 5(v) by
            Item
            5(vii)] (enter "0" if no fee is due):                                                                          0.00
                                                                                                             ===================

6   Prepaid Shares
    If the response to Item 5(i) was determined by deducting an amount of securities that were
    registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective
    date of rescisision of rule 24e-2], then report the amount of securities (number of shares or
    other units) deducted here: ____________.  If there is a number of shares or other units that
    were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which
    this form is filed that are available for use by the issuer in future fiscal years, then state the
    number here:  ____________.

7   Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
    (see Instruction
    D):
                                                                                                        +                     0
                                                                                                             -------------------

8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                           0.00
                                                                                                             ===================

9   Date the registration fee and any interest payment was sent to the Commission's lockbox
    depository:

    -------------------
           N/A
    -------------------

    Method of
    Delivery:

    -------------------
           N/A         Wire Transfer
    -------------------
    -------------------
           N/A         Mail or other means
    -------------------

                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal Variable Contracts Fund, Inc.


By     /s/ Layne A. Rasmussen
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      Layne A. Rasmussen
      Controller

Date: 29th day of Month, 2007
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